Schedule of Investments (unaudited) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.4%

Aerospace & Defense — 3.1%
BAE Systems PLC	3,752,880	$26,282,499
Lockheed Martin Corp.(a)	34,930	13,624,796
Northrop Grumman Corp.(a)	30,330	11,367,380
Raytheon Co.(a)	22,900	4,492,751

		55,767,426

Air Freight & Logistics — 0.9%
FedEx Corp.(a)	116,030	16,890,487

Automobiles — 1.1%
General Motors Co.(a)	533,340	19,989,583

Banks — 14.8%
Bank of America Corp.(a)	1,832,346	53,449,533
Citigroup, Inc.(a)	973,409	67,243,094
JPMorgan Chase & Co.(a)	618,037	72,736,774
Wells Fargo & Co.(a)	1,457,991	73,541,066

		266,970,467

Beverages — 1.1%
Constellation Brands, Inc., Class A(a)	45,150	9,358,692
PepsiCo, Inc.(a)	75,810	10,393,551

		19,752,243

Building Products — 0.7%
Johnson Controls International PLC(a)	252,180	11,068,180
Masco Corp.(a)	44,220	1,843,090

		12,911,270

Capital Markets — 4.0%
Charles Schwab Corp.(a)	303,180	12,682,019
Goldman Sachs Group, Inc.(a)	42,756	8,860,326
Morgan Stanley(a)	644,166	27,486,563
Raymond James Financial, Inc.(a)	64,070	5,283,212
State Street Corp.(a)	294,282	17,418,552

		71,730,672

Chemicals — 1.6%
Corteva, Inc.(a)(b)	364,551	10,207,428
Dow, Inc.(a)(b)	140,671	6,702,973
DuPont de Nemours, Inc.(a)	166,114	11,845,589

		28,755,990

Communications Equipment — 2.1%
Cisco Systems, Inc.(a)	279,040	13,787,366
Motorola Solutions, Inc.(a)	145,190	24,741,828

		38,529,194

Security	Shares	Value

Construction Materials — 0.6%
CRH PLC	333,857	$11,448,009

Containers & Packaging — 0.2%
International Paper Co.(a)	88,570	3,703,997

Diversified Financial Services — 0.9%
AXA Equitable Holdings, Inc.(a)	725,482	16,076,681

Diversified Telecommunication Services — 4.8%
BCE, Inc.	40,770	1,973,676
Verizon Communications, Inc.(a)	1,411,030	85,169,771

		87,143,447

Electric Utilities — 2.6%
FirstEnergy Corp.(a)	694,700	33,505,381
NextEra Energy, Inc.(a)	55,706	12,978,941

		46,484,322

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.(a)	723,400	16,782,880

Food Products — 3.1%
Conagra Brands, Inc.(a)	407,574	12,504,370
Kellogg Co.(a)	174,997	11,261,057
Mondelez International, Inc., Class A(a)	65,870	3,643,928
Nestle SA, Registered Shares	255,730	27,735,058

		55,144,413

Health Care Equipment & Supplies — 5.5%
Alcon, Inc.(b)	199,760	11,651,974
Koninklijke Philips NV	811,369	37,492,610
Medtronic PLC(a)	453,570	49,266,773

		98,411,357

Health Care Providers & Services — 6.1%
Anthem, Inc.(a)	149,461	35,885,586
CVS Health Corp.(a)	399,389	25,189,464
Humana, Inc.(a)	91,107	23,293,327
McKesson Corp.(a)	53,050	7,249,813
Quest Diagnostics, Inc.(a)	81,530	8,726,156
UnitedHealth Group, Inc.(a)	41,750	9,073,110

		109,417,456

Household Durables — 2.6%
Newell Brands, Inc.(a)	941,530	17,625,442
Sony Corp.	495,700	29,299,903

		46,925,345

Household Products — 0.3%
Procter & Gamble Co.(a)	36,500	4,539,870

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 2.0%
General Electric Co.(a)	1,904,953	$17,030,280
Siemens AG, Registered Shares	180,330	19,303,444

		36,333,724

Insurance — 8.2%
American International Group, Inc.(a)	723,942	40,323,569
Arthur J Gallagher & Co.(a)	225,438	20,192,482
Marsh & McLennan Cos., Inc.(a)	62,430	6,246,121
MetLife, Inc.(a)	698,233	32,928,668
Travelers Cos., Inc.(a)	153,040	22,755,518
Willis Towers Watson PLC(a)	126,380	24,387,549

		146,833,907

IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A(a)	546,039	32,907,040

Leisure Products — 0.2%
Mattel, Inc.(a)(b)	361,996	4,123,134

Machinery — 0.7%
Pentair PLC(a)	321,250	12,143,250

Media — 2.1%
Comcast Corp., Class A(a)	839,835	37,859,762

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.(a)	97,948	6,080,612

Multiline Retail — 1.8%
Dollar General Corp.(a)	198,117	31,488,716

Oil, Gas & Consumable Fuels — 9.3%
BP PLC	6,510,780	41,218,177
ConocoPhillips(a)	127,220	7,248,996
Enterprise Products Partners LP	1,066,360	30,476,569
Equinor ASA	353,730	6,700,414
Marathon Oil Corp.(a)	951,580	11,675,887
Marathon Petroleum Corp.(a)	540,106	32,811,439
TOTAL SA — ADR(a)	220,777	11,480,404
Williams Cos., Inc.(a)	1,103,069	26,539,840

		168,151,726

Personal Products — 1.2%
Unilever NV — NY Shares(a)	359,250	21,565,778

Pharmaceuticals — 6.3%
AstraZeneca PLC	344,101	30,724,440
Bayer AG, Registered Shares	354,284	24,960,386
Bristol-Myers Squibb Co.(a)	265,940	13,485,817
Novo Nordisk A/S — ADR(a)	161,060	8,326,802
Pfizer, Inc.(a)	839,488	30,162,804
Sanofi	70,730	6,551,914

		114,212,163

Security	Shares	Value

Road & Rail — 0.5%
Union Pacific Corp.(a)	53,820	$8,717,764

Semiconductors & Semiconductor Equipment — 1.3%
Marvell Technology Group Ltd.(a)	251,930	6,290,692
NXP Semiconductors NV(a)	71,530	7,805,353
QUALCOMM, Inc.(a)	132,242	10,087,420

		24,183,465

Software — 2.9%
Constellation Software, Inc.	11,125	11,110,725
Microsoft Corp.(a)	210,010	29,197,690
Oracle Corp.(a)	207,642	11,426,539

		51,734,954

Specialty Retail — 0.9%
Lowe’s Cos., Inc.(a)	153,510	16,879,960

Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd., — GDR	30,029	30,595,965

Tobacco — 1.6%
Altria Group, Inc.(a)	675,780	27,639,402
Philip Morris International, Inc.(a)	12,690	963,552

		28,602,954

Trading Companies & Distributors — 0.6%
Ferguson PLC	148,150	10,812,093

Total Common Stocks — 100.4% (Cost — $1,451,214,558)		1,810,602,076

Preferred Stock — 0.3%

Household Products — 0.3%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	53,990	5,342,261

Total Preferred Stocks — 0.3% (Cost — $5,239,964)		5,342,261

Total Long-Term Investments — 100.7% (Cost — $1,456,454,522)		1,815,944,337

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(c)(d)	9,892,327	$9,892,327

Total Short-Term Securities — 0.6% (Cost — $9,892,327)		9,892,327

Security	Value

Total Investments Before Options Written — 101.3% (Cost — $1,466,346,849)	$1,825,836,664

Options Written — (1.3)% (Premiums Received — $19,664,049)	(22,728,506)

Total Investments, Net of Options Written — 100.0% (Cost — $1,446,682,800)	1,803,108,158

Liabilities in Excess of Other Assets — (0.0)%	(515,540)

Net Assets — 100.0%	$1,802,592,618

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trusts for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	44,526,058	(34,633,731)	9,892,327	$9,892,327	$400,782	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

USD — U.S. Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AXA Equitable Holdings, Inc.	413	10/04/19	USD	20.71	USD	915	$(72,147)
American International Group, Inc.	682	10/04/19	USD	55.00	USD	3,799	(66,836)
Bank of America Corp.	922	10/04/19	USD	30.00	USD	2,689	(5,071)
Bank of America Corp.	989	10/04/19	USD	28.75	USD	2,885	(56,891)
Citigroup, Inc.	891	10/04/19	USD	66.00	USD	6,155	(280,665)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cognizant Technology Solutions Corp., Class A	438	10/04/19	USD	63.50	USD	2,640	$(4,380)
Comcast Corp., Class A	665	10/04/19	USD	43.75	USD	2,998	(79,238)
Constellation Brands, Inc., Class A	90	10/04/19	USD	207.50	USD	1,866	(49,050)
Dollar General Corp.	767	10/04/19	USD	143.00	USD	12,191	(1,242,540)
DuPont de Nemours, Inc.	268	10/04/19	USD	67.50	USD	1,911	(106,530)
FedEx Corp.	32	10/04/19	USD	157.50	USD	466	(384)
General Electric Co.	1,551	10/04/19	USD	8.50	USD	1,387	(74,448)
General Motors Co.	602	10/04/19	USD	37.00	USD	2,256	(46,053)
Goldman Sachs Group, Inc.	161	10/04/19	USD	205.00	USD	3,336	(57,558)
International Paper Co.	212	10/04/19	USD	40.00	USD	887	(40,492)
JPMorgan Chase & Co.	748	10/04/19	USD	109.00	USD	8,803	(645,150)
Lockheed Martin Corp.	58	10/04/19	USD	390.00	USD	2,262	(18,560)
Lowe’s Cos., Inc.	124	10/04/19	USD	116.00	USD	1,364	(496)
Marathon Oil Corp.	506	10/04/19	USD	13.00	USD	621	(1,771)
Marathon Petroleum Corp.	132	10/04/19	USD	51.00	USD	802	(139,260)
Marvell Technology Group Ltd.	200	10/04/19	USD	25.50	USD	499	(2,400)
Mattel, Inc.	534	10/04/19	USD	10.50	USD	608	(49,395)
McKesson Corp.	20	10/04/19	USD	155.00	USD	273	(200)
Medtronic PLC	276	10/04/19	USD	110.00	USD	2,998	(7,038)
MetLife, Inc.	398	10/04/19	USD	45.50	USD	1,877	(69,252)
Microsoft Corp.	57	10/04/19	USD	140.00	USD	792	(4,132)
Mondelez International, Inc., Class A	96	10/04/19	USD	56.00	USD	531	(1,248)
Morgan Stanley	982	10/04/19	USD	43.00	USD	4,190	(30,442)
NXP Semiconductors NV	138	10/04/19	USD	105.00	USD	1,506	(63,480)
NextEra Energy, Inc.	132	10/04/19	USD	209.00	USD	3,075	(317,288)
Northrop Grumman Corp.	98	10/04/19	USD	370.00	USD	3,673	(67,620)
Oracle Corp.	724	10/04/19	USD	54.00	USD	3,984	(89,776)
Pfizer, Inc.	493	10/04/19	USD	36.00	USD	1,771	(14,297)
Procter & Gamble Co.	60	10/04/19	USD	124.00	USD	746	(6,870)
Union Pacific Corp.	105	10/04/19	USD	165.00	USD	1,701	(5,250)
UnitedHealth Group, Inc.	45	10/04/19	USD	235.00	USD	978	(180)
Verizon Communications, Inc.	475	10/04/19	USD	57.00	USD	2,867	(149,625)
Verizon Communications, Inc.	996	10/04/19	USD	59.00	USD	6,012	(167,826)
Wells Fargo & Co.	689	10/04/19	USD	48.00	USD	3,475	(173,628)
State Street Corp.	575	10/07/19	USD	58.10	USD	3,403	(107,739)
Public Service Enterprise Group, Inc.	307	10/09/19	USD	58.56	USD	1,906	(109,947)
AXA Equitable Holdings, Inc.	518	10/11/19	USD	21.35	USD	1,148	(58,565)
Bank of America Corp.	787	10/11/19	USD	30.00	USD	2,296	(12,985)
Bank of America Corp.	787	10/11/19	USD	31.00	USD	2,296	(2,754)
Bank of America Corp.	1,206	10/11/19	USD	27.72	USD	3,518	(192,713)
CVS Health Corp.	372	10/11/19	USD	61.50	USD	2,346	(77,748)
Charles Schwab Corp.	289	10/11/19	USD	39.00	USD	1,209	(87,423)
Citigroup, Inc.	534	10/11/19	USD	71.00	USD	3,689	(20,826)
Citigroup, Inc.	847	10/11/19	USD	64.22	USD	5,851	(430,096)
Cognizant Technology Solutions Corp., Class A	254	10/11/19	USD	63.50	USD	1,531	(3,810)
Cognizant Technology Solutions Corp., Class A	164	10/11/19	USD	65.50	USD	988	(820)
Comcast Corp., Class A	890	10/11/19	USD	44.16	USD	4,012	(98,908)
Constellation Brands, Inc., Class A	55	10/11/19	USD	210.00	USD	1,140	(26,400)
Dow, Inc.	107	10/11/19	USD	45.50	USD	510	(27,553)
DuPont de Nemours, Inc.	87	10/11/19	USD	74.00	USD	620	(2,566)
FedEx Corp.	251	10/11/19	USD	165.00	USD	3,654	(1,757)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
General Electric Co.	1,607	10/11/19	USD	8.50	USD	1,437	$(86,778)
General Motors Co.	294	10/11/19	USD	40.50	USD	1,102	(882)
Goldman Sachs Group, Inc.	149	10/11/19	USD	207.50	USD	3,088	(48,798)
JPMorgan Chase & Co.	790	10/11/19	USD	111.00	USD	9,298	(521,400)
JPMorgan Chase & Co.	443	10/11/19	USD	121.00	USD	5,214	(7,531)
Lowe’s Cos., Inc.	170	10/11/19	USD	112.00	USD	1,869	(13,260)
Marathon Oil Corp.	884	10/11/19	USD	13.00	USD	1,085	(10,608)
Marathon Petroleum Corp.	806	10/11/19	USD	52.50	USD	4,896	(713,310)
Marvell Technology Group Ltd.	200	10/11/19	USD	25.50	USD	499	(5,800)
Marvell Technology Group Ltd.	68	10/11/19	USD	27.00	USD	170	(204)
Mattel, Inc.	102	10/11/19	USD	11.00	USD	116	(6,120)
McKesson Corp.	48	10/11/19	USD	148.00	USD	656	(1,320)
Medtronic PLC	884	10/11/19	USD	110.00	USD	9,602	(59,228)
Microsoft Corp.	170	10/11/19	USD	140.00	USD	2,364	(25,415)
Microsoft Corp.	133	10/11/19	USD	142.00	USD	1,849	(9,975)
Mondelez International, Inc., Class A	191	10/11/19	USD	55.00	USD	1,057	(16,330)
Morgan Stanley	498	10/11/19	USD	46.00	USD	2,125	(1,494)
Northrop Grumman Corp.	99	10/11/19	USD	382.50	USD	3,710	(24,750)
Pentair PLC	628	10/11/19	USD	37.00	USD	2,374	(80,245)
Pfizer, Inc.	255	10/11/19	USD	37.50	USD	916	(1,402)
Pfizer, Inc.	523	10/11/19	USD	35.63	USD	1,879	(36,913)
Procter & Gamble Co.	135	10/11/19	USD	122.00	USD	1,679	(42,255)
Union Pacific Corp.	46	10/11/19	USD	172.50	USD	745	(437)
Verizon Communications, Inc.	290	10/11/19	USD	59.00	USD	1,750	(44,225)
Wells Fargo & Co.	859	10/11/19	USD	49.50	USD	4,333	(115,965)
NextEra Energy, Inc.	132	10/14/19	USD	208.25	USD	3,075	(328,644)
Pentair PLC	475	10/16/19	USD	38.26	USD	1,796	(28,686)
Microsoft Corp.	67	10/17/19	USD	143.00	USD	932	(6,019)
Verizon Communications, Inc.	996	10/17/19	USD	58.75	USD	6,012	(142,054)
AXA Equitable Holdings, Inc.	565	10/18/19	USD	20.68	USD	1,252	(147,864)
Altria Group, Inc.	635	10/18/19	USD	47.50	USD	2,597	(1,587)
American International Group, Inc.	822	10/18/19	USD	55.00	USD	4,579	(125,766)
Anthem, Inc.	216	10/18/19	USD	260.00	USD	5,186	(12,960)
Arthur J Gallagher & Co.	613	10/18/19	USD	90.00	USD	5,491	(82,755)
Baker Hughes a GE Co.	148	10/18/19	USD	27.00	USD	343	(1,480)
Baker Hughes a GE Co.	602	10/18/19	USD	26.00	USD	1,397	(6,020)
Baker Hughes a GE Co.	305	10/18/19	USD	25.00	USD	708	(6,100)
Bank of America Corp.	984	10/18/19	USD	28.00	USD	2,870	(148,584)
Bank of America Corp.	756	10/18/19	USD	29.50	USD	2,205	(41,202)
Bristol-Myers Squibb Co.	110	10/18/19	USD	50.00	USD	558	(12,980)
CVS Health Corp.	516	10/18/19	USD	65.00	USD	3,254	(26,058)
Charles Schwab Corp.	588	10/18/19	USD	41.00	USD	2,460	(102,900)
Cisco Systems, Inc.	538	10/18/19	USD	50.00	USD	2,658	(30,666)
Citigroup, Inc.	534	10/18/19	USD	72.50	USD	3,689	(22,962)
Cognizant Technology Solutions Corp., Class A	896	10/18/19	USD	62.50	USD	5,400	(31,360)
Comcast Corp., Class A	733	10/18/19	USD	45.00	USD	3,304	(56,075)
Comcast Corp., Class A	713	10/18/19	USD	47.50	USD	3,214	(6,060)
Conagra Brands, Inc.	61	10/18/19	USD	30.00	USD	187	(7,320)
Conagra Brands, Inc.	982	10/18/19	USD	30.50	USD	3,013	(84,623)
ConocoPhillips	93	10/18/19	USD	55.22	USD	530	(22,065)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Constellation Brands, Inc., Class A	54	10/18/19	USD	210.00	USD	1,119	$(28,890)
Corteva, Inc.	170	10/18/19	USD	30.00	USD	476	(2,550)
Corteva, Inc.	60	10/18/19	USD	31.00	USD	168	(450)
Dow, Inc.	360	10/18/19	USD	45.00	USD	1,715	(113,400)
DuPont de Nemours, Inc.	87	10/18/19	USD	72.50	USD	620	(9,265)
DuPont de Nemours, Inc.	134	10/18/19	USD	71.00	USD	956	(24,321)
FirstEnergy Corp.	781	10/18/19	USD	45.00	USD	3,767	(265,540)
General Electric Co.	1,272	10/18/19	USD	10.00	USD	1,137	(5,724)
General Electric Co.	839	10/18/19	USD	9.51	USD	750	(8,993)
General Motors Co.	843	10/18/19	USD	39.00	USD	3,160	(22,761)
Humana, Inc.	110	10/18/19	USD	285.00	USD	2,812	(5,500)
International Paper Co.	90	10/18/19	USD	45.00	USD	376	(945)
JPMorgan Chase & Co.	493	10/18/19	USD	110.00	USD	5,802	(382,075)
Johnson Controls International PLC	655	10/18/19	USD	43.00	USD	2,875	(89,735)
Kellogg Co.	170	10/18/19	USD	65.00	USD	1,094	(14,450)
Lockheed Martin Corp.	80	10/18/19	USD	395.00	USD	3,120	(32,000)
Lowe’s Cos., Inc.	335	10/18/19	USD	115.00	USD	3,684	(13,567)
MASCO Corp.	143	10/18/19	USD	43.00	USD	596	(5,005)
Marathon Oil Corp.	710	10/18/19	USD	13.00	USD	871	(14,200)
Marathon Oil Corp.	820	10/18/19	USD	14.00	USD	1,006	(4,510)
Marathon Petroleum Corp.	444	10/18/19	USD	57.50	USD	2,697	(177,600)
Marsh & McLennan Cos., Inc.	62	10/18/19	USD	100.00	USD	620	(8,215)
Marsh & McLennan Cos., Inc.	401	10/18/19	USD	103.11	USD	4,012	(18,847)
Marvell Technology Group Ltd.	132	10/18/19	USD	26.00	USD	330	(3,564)
Marvell Technology Group Ltd.	68	10/18/19	USD	27.00	USD	170	(544)
Mattel, Inc.	535	10/18/19	USD	12.00	USD	609	(17,387)
Medtronic PLC	286	10/18/19	USD	112.02	USD	3,107	(11,621)
MetLife, Inc.	779	10/18/19	USD	47.50	USD	3,674	(55,699)
Microsoft Corp.	67	10/18/19	USD	145.00	USD	932	(3,249)
Microsoft Corp.	536	10/18/19	USD	140.00	USD	7,452	(116,848)
Mondelez International, Inc., Class A	95	10/18/19	USD	55.00	USD	526	(10,117)
Morgan Stanley	929	10/18/19	USD	42.00	USD	3,964	(142,137)
Motorola Solutions, Inc.	499	10/18/19	USD	180.00	USD	8,503	(18,213)
NXP Semiconductors NV	117	10/18/19	USD	115.00	USD	1,277	(10,647)
Newell Brands, Inc.	950	10/18/19	USD	17.00	USD	1,778	(201,875)
Newell Brands, Inc.	676	10/18/19	USD	18.00	USD	1,265	(69,290)
Newell Brands, Inc.	597	10/18/19	USD	19.24	USD	1,118	(20,881)
NextEra Energy, Inc.	183	10/18/19	USD	230.00	USD	4,264	(100,650)
Novo Nordisk A/S — ADR	197	10/18/19	USD	51.72	USD	1,018	(21,179)
PepsiCo, Inc.	144	10/18/19	USD	138.00	USD	1,974	(29,160)
Pfizer, Inc.	493	10/18/19	USD	36.00	USD	1,771	(31,059)
Pfizer, Inc.	304	10/18/19	USD	36.50	USD	1,092	(12,008)
Procter & Gamble Co.	167	10/18/19	USD	120.00	USD	2,077	(83,500)
QUALCOMM, Inc.	514	10/18/19	USD	80.00	USD	3,921	(33,153)
Quest Diagnostics, Inc.	207	10/18/19	USD	102.61	USD	2,216	(92,499)
Raytheon Co.	125	10/18/19	USD	202.50	USD	2,452	(19,688)
State Street Corp.	566	10/18/19	USD	51.75	USD	3,350	(442,494)
Travelers Cos., Inc.	205	10/18/19	USD	150.00	USD	3,048	(31,775)
Unilever NV — NY Shares	42	10/18/19	USD	62.50	USD	252	(735)
Unilever NV — NY Shares	1,068	10/18/19	USD	60.00	USD	6,411	(120,150)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Union Pacific Corp.	42	10/18/19	USD	175.00	USD	680	$(1,722)
UnitedHealth Group, Inc.	26	10/18/19	USD	240.00	USD	565	(1,131)
Verizon Communications, Inc.	776	10/18/19	USD	57.50	USD	4,684	(226,592)
Wells Fargo & Co.	686	10/18/19	USD	45.60	USD	3,460	(343,722)
Wells Fargo & Co.	533	10/18/19	USD	46.75	USD	2,688	(207,817)
Williams Cos., Inc.	446	10/18/19	USD	24.00	USD	1,073	(24,753)
Williams Cos., Inc.	1,128	10/18/19	USD	25.00	USD	2,714	(18,048)
Willis Towers Watson PLC	305	10/18/19	USD	195.00	USD	5,886	(87,688)
Altria Group, Inc.	526	10/25/19	USD	44.00	USD	2,151	(8,679)
American International Group, Inc.	597	10/25/19	USD	58.00	USD	3,325	(22,985)
Baker Hughes a GE Co.	1,017	10/25/19	USD	23.77	USD	2,359	(72,867)
Bank of America Corp.	1,042	10/25/19	USD	29.00	USD	3,040	(96,385)
Bank of America Corp.	756	10/25/19	USD	29.50	USD	2,205	(49,518)
Bristol-Myers Squibb Co.	410	10/25/19	USD	51.00	USD	2,079	(34,235)
CVS Health Corp.	253	10/25/19	USD	65.50	USD	1,596	(12,144)
Charles Schwab Corp.	440	10/25/19	USD	44.00	USD	1,841	(22,000)
Cisco Systems, Inc.	151	10/25/19	USD	50.00	USD	746	(10,947)
Citigroup, Inc.	221	10/25/19	USD	68.00	USD	1,527	(58,565)
Cognizant Technology Solutions Corp., Class A	164	10/25/19	USD	66.00	USD	988	(1,640)
Cognizant Technology Solutions Corp., Class A	164	10/25/19	USD	66.50	USD	988	(1,640)
Comcast Corp., Class A	350	10/25/19	USD	48.00	USD	1,578	(7,000)
ConocoPhillips	90	10/25/19	USD	59.00	USD	513	(7,515)
Constellation Brands, Inc., Class A	55	10/25/19	USD	212.50	USD	1,140	(26,400)
Corteva, Inc.	432	10/25/19	USD	30.51	USD	1,210	(9,032)
Dollar General Corp.	114	10/25/19	USD	157.50	USD	1,812	(51,300)
Dow, Inc.	122	10/25/19	USD	49.00	USD	581	(13,115)
DuPont de Nemours, Inc.	203	10/25/19	USD	73.50	USD	1,448	(20,503)
FirstEnergy Corp.	967	10/25/19	USD	45.50	USD	4,664	(285,571)
General Electric Co.	2,517	10/25/19	USD	9.50	USD	2,250	(39,014)
General Motors Co.	282	10/25/19	USD	39.00	USD	1,057	(10,998)
JPMorgan Chase & Co.	259	10/25/19	USD	121.00	USD	3,048	(20,461)
Johnson Controls International PLC	94	10/25/19	USD	44.00	USD	413	(8,319)
Johnson Controls International PLC	332	10/25/19	USD	45.00	USD	1,457	(14,608)
Lowe’s Cos., Inc.	170	10/25/19	USD	116.00	USD	1,869	(7,225)
Marathon Oil Corp.	223	10/25/19	USD	14.00	USD	274	(1,895)
Marathon Oil Corp.	486	10/25/19	USD	13.42	USD	596	(8,677)
Marathon Petroleum Corp.	508	10/25/19	USD	55.00	USD	3,086	(331,470)
Marvell Technology Group Ltd.	275	10/25/19	USD	26.50	USD	687	(7,012)
Marvell Technology Group Ltd.	68	10/25/19	USD	27.00	USD	170	(1,088)
Masco Corp.	144	10/25/19	USD	42.36	USD	600	(14,728)
Mattel, Inc.	287	10/25/19	USD	12.50	USD	327	(10,045)
McKesson Corp.	93	10/25/19	USD	150.00	USD	1,271	(7,207)
Medtronic PLC	287	10/25/19	USD	112.00	USD	3,117	(17,650)
MetLife, Inc.	543	10/25/19	USD	49.00	USD	2,561	(17,647)
MetLife, Inc.	592	10/25/19	USD	48.00	USD	2,792	(39,368)
Microsoft Corp.	277	10/25/19	USD	144.00	USD	3,851	(47,367)
Novo Nordisk A/S — ADR	221	10/25/19	USD	51.73	USD	1,143	(30,101)
PepsiCo, Inc.	203	10/25/19	USD	137.00	USD	2,783	(57,449)
Pfizer, Inc.	251	10/25/19	USD	37.50	USD	902	(5,020)
Pfizer, Inc.	305	10/25/19	USD	37.00	USD	1,096	(9,912)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
QUALCOMM, Inc.	360	10/25/19	USD	81.00	USD	2,746	$(24,300)
TOTAL SA — ADR	637	10/25/19	USD	53.91	USD	3,312	(22,737)
Travelers Cos., Inc.	407	10/25/19	USD	150.24	USD	6,052	(91,705)
Verizon Communications, Inc.	1,439	10/25/19	USD	61.00	USD	8,686	(96,413)
Wells Fargo & Co.	533	10/25/19	USD	50.00	USD	2,688	(80,483)
Williams Cos., Inc.	1,128	10/25/19	USD	25.00	USD	2,714	(27,072)
BCE, Inc.	132	10/29/19	USD	48.95	USD	639	(6,406)
Arthur J Gallagher & Co.	426	10/30/19	USD	90.50	USD	3,816	(74,595)
Corteva, Inc.	390	10/30/19	USD	30.00	USD	1,092	(14,334)
Newell Brands, Inc.	475	10/30/19	USD	17.00	USD	889	(105,931)
Newell Brands, Inc.	597	10/30/19	USD	19.24	USD	1,118	(52,928)
Willis Towers Watson PLC	220	10/30/19	USD	200.00	USD	4,245	(53,506)
Williams Cos., Inc.	1,128	10/31/19	USD	25.15	USD	2,714	(33,632)
Altria Group, Inc.	487	11/01/19	USD	42.50	USD	1,992	(41,395)
American International Group, Inc.	598	11/01/19	USD	58.00	USD	3,331	(42,757)
Baker Hughes a GE Co.	1,017	11/01/19	USD	23.77	USD	2,359	(85,939)
Bank of America Corp.	924	11/01/19	USD	31.00	USD	2,695	(22,638)
Bristol-Myers Squibb Co.	410	11/01/19	USD	51.00	USD	2,079	(50,020)
CVS Health Corp.	256	11/01/19	USD	63.00	USD	1,615	(43,008)
Charles Schwab Corp.	349	11/01/19	USD	44.00	USD	1,460	(21,813)
Cisco Systems, Inc.	305	11/01/19	USD	50.50	USD	1,507	(21,808)
Citigroup, Inc.	379	11/01/19	USD	71.00	USD	2,618	(50,976)
Cognizant Technology Solutions Corp., Class A	329	11/01/19	USD	64.50	USD	1,983	(16,450)
Comcast Corp., Class A	702	11/01/19	USD	47.00	USD	3,165	(34,047)
ConocoPhillips	349	11/01/19	USD	63.00	USD	1,989	(10,993)
Constellation Brands, Inc., Class A	67	11/01/19	USD	205.00	USD	1,389	(61,640)
Dollar General Corp.	104	11/01/19	USD	157.50	USD	1,653	(50,960)
DuPont de Nemours, Inc.	134	11/01/19	USD	72.00	USD	956	(31,021)
FedEx Corp.	251	11/01/19	USD	155.00	USD	3,654	(31,501)
FirstEnergy Corp.	807	11/01/19	USD	48.76	USD	3,892	(66,383)
General Electric Co.	1,140	11/01/19	USD	10.00	USD	1,019	(14,820)
General Motors Co.	517	11/01/19	USD	40.50	USD	1,938	(14,734)
Humana, Inc.	208	11/01/19	USD	282.50	USD	5,318	(28,080)
JPMorgan Chase & Co.	666	11/01/19	USD	120.00	USD	7,838	(94,572)
Johnson Controls International PLC	419	11/01/19	USD	45.00	USD	1,839	(22,417)
Kellogg Co.	221	11/01/19	USD	65.00	USD	1,422	(35,582)
Lockheed Martin Corp.	89	11/01/19	USD	395.00	USD	3,472	(67,640)
Lowe’s Cos., Inc.	45	11/01/19	USD	112.00	USD	495	(8,122)
Marathon Oil Corp.	820	11/01/19	USD	13.50	USD	1,006	(18,040)
Marvell Technology Group Ltd.	68	11/01/19	USD	27.00	USD	170	(1,666)
Marvell Technology Group Ltd.	275	11/01/19	USD	26.50	USD	687	(9,900)
Medtronic PLC	73	11/01/19	USD	113.00	USD	793	(4,234)
Medtronic PLC	688	11/01/19	USD	108.00	USD	7,473	(185,760)
MetLife, Inc.	593	11/01/19	USD	48.50	USD	2,797	(47,144)
Microsoft Corp.	58	11/01/19	USD	142.00	USD	806	(18,995)
Morgan Stanley	76	11/01/19	USD	45.00	USD	324	(3,534)
Morgan Stanley	1,056	11/01/19	USD	43.00	USD	4,506	(131,472)
NXP Semiconductors NV	138	11/01/19	USD	110.00	USD	1,506	(64,860)
Oracle Corp.	304	11/01/19	USD	54.00	USD	1,673	(57,760)
PepsiCo, Inc.	145	11/01/19	USD	139.00	USD	1,988	(31,320)

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Pfizer, Inc.	517	11/01/19	USD	38.00	USD	1,858	$(13,183)
Pfizer, Inc.	305	11/01/19	USD	37.00	USD	1,096	(16,165)
UnitedHealth Group, Inc.	62	11/01/19	USD	240.00	USD	1,347	(6,014)
Verizon Communications, Inc.	748	11/01/19	USD	60.00	USD	4,515	(94,996)
Verizon Communications, Inc.	804	11/01/19	USD	61.00	USD	4,853	(65,124)
Wells Fargo & Co.	1,197	11/01/19	USD	49.50	USD	6,038	(238,802)
BCE, Inc.	132	11/05/19	USD	48.95	USD	639	(7,260)
AXA Equitable Holdings, Inc.	565	11/06/19	USD	22.93	USD	1,252	(15,938)
TOTAL SA — ADR	528	11/06/19	USD	53.85	USD	2,746	(30,627)
Altria Group, Inc.	787	11/08/19	USD	41.50	USD	3,219	(106,639)
American International Group, Inc.	552	11/08/19	USD	58.98	USD	3,075	(37,025)
Arthur J Gallagher & Co.	426	11/08/19	USD	91.00	USD	3,816	(78,884)
Cisco Systems, Inc.	540	11/08/19	USD	50.50	USD	2,668	(45,900)
Comcast Corp., Class A	566	11/08/19	USD	46.50	USD	2,552	(42,167)
Corteva, Inc.	391	11/08/19	USD	30.75	USD	1,095	(12,444)
Dow, Inc.	184	11/08/19	USD	48.00	USD	877	(35,880)
General Motors Co.	262	11/08/19	USD	39.00	USD	982	(20,436)
International Paper Co.	273	11/08/19	USD	41.50	USD	1,142	(47,912)
Marathon Oil Corp.	784	11/08/19	USD	13.00	USD	962	(34,888)
Marvell Technology Group Ltd.	283	11/08/19	USD	26.00	USD	707	(17,404)
Mattel, Inc.	532	11/08/19	USD	11.50	USD	606	(43,890)
Pfizer, Inc.	578	11/08/19	USD	37.45	USD	2,077	(20,312)
FirstEnergy Corp.	306	11/12/19	USD	46.60	USD	1,476	(63,066)
AXA Equitable Holdings, Inc.	478	11/15/19	USD	23.14	USD	1,059	(13,518)
Altria Group, Inc.	1,277	11/15/19	USD	42.50	USD	5,223	(127,062)
American International Group, Inc.	730	11/15/19	USD	57.50	USD	4,066	(96,360)
Anthem, Inc.	307	11/15/19	USD	260.00	USD	7,371	(99,775)
Baker Hughes a GE Co.	889	11/15/19	USD	25.00	USD	2,062	(53,340)
Bank of America Corp.	924	11/15/19	USD	31.00	USD	2,695	(33,264)
Cognizant Technology Solutions Corp., Class A	594	11/15/19	USD	62.50	USD	3,580	(84,645)
Conagra Brands, Inc.	599	11/15/19	USD	29.87	USD	1,838	(94,825)
ConocoPhillips	167	11/15/19	USD	62.50	USD	952	(9,769)
Corteva, Inc.	562	11/15/19	USD	29.00	USD	1,574	(54,795)
Dollar General Corp.	104	11/15/19	USD	160.00	USD	1,653	(48,360)
FirstEnergy Corp.	959	11/15/19	USD	49.00	USD	4,625	(81,515)
General Electric Co.	1,551	11/15/19	USD	10.00	USD	1,387	(27,918)
General Motors Co.	133	11/15/19	USD	39.00	USD	498	(11,637)
Kellogg Co.	221	11/15/19	USD	65.00	USD	1,422	(44,200)
McKesson Corp.	24	11/15/19	USD	145.00	USD	328	(8,760)
MetLife, Inc.	935	11/15/19	USD	50.00	USD	4,409	(39,738)
Motorola Solutions, Inc.	444	11/15/19	USD	173.00	USD	7,566	(235,971)
Novo Nordisk A/S — ADR	197	11/15/19	USD	53.33	USD	1,018	(22,296)
Oracle Corp.	304	11/15/19	USD	55.00	USD	1,673	(45,448)
Pentair PLC	378	11/15/19	USD	38.65	USD	1,429	(35,466)
Pfizer, Inc.	593	11/15/19	USD	37.00	USD	2,131	(36,766)
Philip Morris International, Inc.	69	11/15/19	USD	75.00	USD	524	(23,633)
Public Service Enterprise Group, Inc.	22	11/15/19	USD	61.90	USD	137	(4,230)
Public Service Enterprise Group, Inc.	307	11/15/19	USD	62.40	USD	1,906	(51,670)
Quest Diagnostics, Inc.	322	11/15/19	USD	105.00	USD	3,446	(140,070)
Raymond James Financial, Inc.	298	11/15/19	USD	87.50	USD	2,457	(33,525)

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
State Street Corp.	477	11/15/19	USD	62.50	USD	2,823	$(68,927)
TOTAL SA — ADR	49	11/15/19	USD	52.50	USD	255	(6,492)
Travelers Cos., Inc.	107	11/15/19	USD	150.00	USD	1,591	(36,915)
Unilever NV — NY Shares	822	11/15/19	USD	62.50	USD	4,934	(41,100)
Union Pacific Corp.	103	11/15/19	USD	170.00	USD	1,668	(28,583)
UnitedHealth Group, Inc.	96	11/15/19	USD	230.00	USD	2,086	(35,040)
Verizon Communications, Inc.	1,236	11/15/19	USD	62.50	USD	7,460	(67,362)
Wells Fargo & Co.	606	11/15/19	USD	50.00	USD	3,057	(105,747)
Williams Cos., Inc.	1,128	11/15/19	USD	26.00	USD	2,714	(23,688)
Williams Cos., Inc.	1,108	11/15/19	USD	25.00	USD	2,666	(52,630)
Conagra Brands, Inc.	599	12/02/19	USD	30.25	USD	1,838	(105,325)
Novo Nordisk A/S — ADR	270	12/02/19	USD	53.00	USD	1,396	(39,605)
Unilever NV — NY Shares	43	12/13/19	USD	62.10	USD	258	(4,128)

							$(19,704,049)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	219,400	10/03/19	USD	29.90	USD	6,270	$(40)
Travelers Cos., Inc.	Citibank N.A.	27,500	10/11/19	USD	151.06	USD	4,089	(20,352)
CRH PLC	Morgan Stanley & Co. International PLC	35,100	10/15/19	GBP	27.98	GBP	979	(18,733)
Alcon, Inc.	Goldman Sachs International	86,400	10/16/19	CHF	60.96	CHF	5,030	(8,376)
Bayer AG, Registered Shares	Goldman Sachs International	63,200	10/16/19	EUR	69.54	EUR	4,085	(38,125)
Pentair PLC	Citibank N.A.	28,500	10/16/19	USD	36.06	USD	1,077	(59,434)
Sony Corp.	Goldman Sachs International	7,500	10/16/19	JPY	6,269.26	JPY	47,933	(19,010)
Sony Corp.	Goldman Sachs International	125,200	10/16/19	JPY	6,635.06	JPY	800,162	(77,409)
AstraZeneca PLC	UBS AG	10,200	10/17/19	GBP	76.34	GBP	741	(4,015)
BP PLC	Credit Suisse International	178,200	10/17/19	GBP	5.13	GBP	918	(24,984)
Constellation Software, Inc.	Credit Suisse International	3,500	10/17/19	CAD	1,279.00	CAD	4,631	(133,752)
Equinor ASA	Citibank N.A.	25,300	10/17/19	NOK	183.55	NOK	4,360	(2,900)
Ferguson PLC	Morgan Stanley & Co. International PLC	79,000	10/17/19	GBP	65.55	GBP	4,689	(11,167)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	26,400	10/17/19	EUR	95.35	EUR	2,397	(9,362)
Koninklijke Philips NV	UBS AG	213,100	10/17/19	EUR	43.62	EUR	9,035	(108,201)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	53,200	10/17/19	CHF	111.02	CHF	5,758	(32,976)
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	179,600	10/18/19	USD	28.27	USD	5,133	(126,147)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	151,200	10/22/19	GBP	71.25	GBP	10,980	(477,915)
BP PLC	Credit Suisse International	719,800	10/22/19	GBP	5.21	GBP	3,707	(73,730)
BAE Systems PLC	Goldman Sachs International	914,400	10/23/19	GBP	5.69	GBP	5,212	(90,535)
Bayer AG, Registered Shares	Goldman Sachs International	60,700	10/23/19	EUR	70.34	EUR	3,924	(45,514)
CRH PLC	Morgan Stanley & Co. International PLC	72,500	10/23/19	GBP	29.05	GBP	2,022	(16,999)
Constellation Software, Inc.	Credit Suisse International	2,600	10/23/19	CAD	1,306.48	CAD	3,440	(67,684)
Equinor ASA	Credit Suisse International	43,000	10/23/19	NOK	188.88	NOK	7,410	(3,368)
Koninklijke Philips NV	Goldman Sachs International	232,400	10/23/19	EUR	43.84	EUR	9,854	(125,204)
Nestle SA, Registered Shares	Goldman Sachs International	800	10/23/19	CHF	113.12	CHF	87	(385)
Siemens AG, Registered Shares	Morgan Stanley & Co. International PLC	59,600	10/23/19	EUR	99.13	EUR	5,853	(93,318)
Equinor ASA	Goldman Sachs International	50,300	10/29/19	NOK	188.76	NOK	8,668	(5,467)
AstraZeneca PLC	UBS AG	33,400	11/01/19	GBP	70.08	GBP	2,426	(155,599)

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BAE Systems PLC	Morgan Stanley & Co. International PLC	131,500	11/01/19	GBP	5.79	GBP	750	$(11,525)
Nestle SA, Registered Shares	UBS AG	34,400	11/01/19	CHF	112.27	CHF	3,723	(24,842)
Nestle SA, Registered Shares	UBS AG	52,300	11/01/19	CHF	108.01	CHF	5,661	(112,643)
Alcon, Inc.	UBS AG	43,400	11/05/19	CHF	59.60	CHF	2,527	(31,814)
Siemens AG, Registered Shares	Citibank N.A.	39,500	11/05/19	EUR	98.21	EUR	3,879	(113,371)
BAE Systems PLC	Morgan Stanley & Co. International PLC	133,600	11/06/19	GBP	5.91	GBP	762	(8,910)
BP PLC	Citibank N.A.	1,336,000	11/06/19	GBP	5.25	GBP	6,880	(157,898)
Banco Santander SA	Credit Suisse International	38,900	11/06/19	EUR	85.50	EUR	3,306	(84,951)
CRH PLC	Morgan Stanley & Co. International PLC	76,100	11/06/19	GBP	27.85	GBP	2,122	(83,442)
Equinor ASA	Credit Suisse International	38,000	11/06/19	NOK	185.46	NOK	6,549	(8,139)
Willis Towers Watson PLC	Barclays Bank PLC	17,000	11/07/19	USD	198.25	USD	3,280	(51,236)
BAE Systems PLC	Morgan Stanley & Co. International PLC	134,000	11/13/19	GBP	5.91	GBP	764	(9,661)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	800	11/13/19	EUR	44.59	EUR	34	(572)
Sony Corp.	UBS AG	140,000	11/13/19	JPY	6,633.20	JPY	894,750	(202,601)
BP PLC	Morgan Stanley & Co. International PLC	1,347,000	11/14/19	GBP	5.14	GBP	6,937	(203,662)
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	187,400	11/19/19	USD	29.24	USD	5,356	(68,489)

								$(3,024,457)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$29,484,927	$26,282,499	$—	$55,767,426
Air Freight & Logistics	16,890,487	—	—	16,890,487
Automobiles	19,989,583	—	—	19,989,583
Banks	266,970,467	—	—	266,970,467
Beverages	19,752,243	—	—	19,752,243
Building Products	12,911,270	—	—	12,911,270
Capital Markets	71,730,672	—	—	71,730,672
Chemicals	28,755,990	—	—	28,755,990
Communications Equipment	38,529,194	—	—	38,529,194
Construction Materials	—	11,448,009	—	11,448,009
Containers & Packaging	3,703,997	—	—	3,703,997
Diversified Financial Services	16,076,681	—	—	16,076,681
Diversified Telecommunication Services	87,143,447	—	—	87,143,447
Electric Utilities	46,484,322	—	—	46,484,322
Energy Equipment & Services	16,782,880	—	—	16,782,880
Food Products	27,409,355	27,735,058	—	55,144,413
Health Care Equipment & Supplies	49,266,773	49,144,584	—	98,411,357
Health Care Providers & Services	109,417,456	—	—	109,417,456
Household Durables	17,625,442	29,299,903	—	46,925,345
Household Products	4,539,870	—	—	4,539,870
Industrial Conglomerates	17,030,280	19,303,444	—	36,333,724
Insurance	146,833,907	—	—	146,833,907
IT Services	32,907,040	—	—	32,907,040
Leisure Products	4,123,134	—	—	4,123,134
Machinery	12,143,250	—	—	12,143,250
Media	37,859,762	—	—	37,859,762
Multi-Utilities	6,080,612	—	—	6,080,612
Multiline Retail	31,488,716	—	—	31,488,716
Oil, Gas & Consumable Fuels	120,233,135	47,918,591	—	168,151,726
Personal Products	21,565,778	—	—	21,565,778
Pharmaceuticals	51,975,423	62,236,740	—	114,212,163
Road & Rail	8,717,764	—	—	8,717,764
Semiconductors & Semiconductor Equipment	24,183,465	—	—	24,183,465
Software	51,734,954	—	—	51,734,954
Specialty Retail	16,879,960	—	—	16,879,960
Technology Hardware, Storage & Peripherals	—	30,595,965	—	30,595,965
Tobacco	28,602,954	—	—	28,602,954
Trading Companies & Distributors	—	10,812,093	—	10,812,093
Preferred Stock	—	5,342,261	—	5,342,261
Short-Term Securities	9,892,327	—	—	9,892,327

	$1,505,717,517	$320,119,147	$—	$1,825,836,664

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(14,198,109)	$(8,530,397)	$—	$(22,728,506)

(a)	Derivative financial instruments are options written. Options written are shown at value.

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